Offerings	May 30, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.001 per share, Green Dot Corporation 2010 Equity Incentive Plan
Amount Registered | shares	2,400,000
Proposed Maximum Offering Price per Unit	9.12
Maximum Aggregate Offering Price	$ 21,888,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 3,351.05
Offering Note	Note 1.A.: Applies to offering lines 1 and 2. Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement on Form S-8 shall also cover any additional shares of Green Dot Corporation's (the "Registrant") Class A common stock, $0.001 par value per share ("Common Stock"), that become issuable under the Green Dot Corporation 2010 Equity Incentive Plan, as amended (the "Stock Plan"), and under the Green Dot 2010 Employee Stock Purchase Plan, as amended (the "ESPP"), in respect of the shares identified in the above table by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the Registrant's receipt of consideration, which results in an increase in the number of the Registrant's outstanding shares of Common Stock. Note 1.B.: The Amount Registered represents 2,400,000 additional shares of Common Stock that were reserved for future issuance under the Stock Plan. Note 1.C.: The Proposed Maximum Offering Price Per Unit and the Maximum Aggregate Offering Price have been estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rules 457(c) and (h) of the Securities Act, based on $9.12, which is the average of the high and low prices of Common Stock as reported on the New York Stock Exchange on May 23, 2025.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.001 per share, Green Dot Corporation 2010 Employee Stock Purchase Plan
Amount Registered | shares	5,000,000
Proposed Maximum Offering Price per Unit	7.76
Maximum Aggregate Offering Price	$ 38,800,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 5,940.28
Offering Note	Note 2.A.: See Note 1.A. Note 2.B.: The Amount Registered represents 5,000,000 additional shares of Common Stock that were reserved for future issuance under the ESPP. Note 2.C.: The Proposed Maximum Offering Price Per Unit and the Maximum Aggregate Offering Price have been estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and (h) of the Securities Act, based on 85% of $9.12, which is the average of the high and low prices of Common Stock on May 23, 2025, as reported on the New York Stock Exchange. Pursuant to the ESPP, the purchase price of shares of Common Stock will be at least 85% of the lower of the fair market value of Common Stock on the first trading day of the applicable offering period or on the applicable purchase date.